TAXATION - Reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Loss before income taxes	¥ (839,896)	$ (121,772)	¥ (529,237)	¥ (441,653)
Income tax computed at the tax rate of 25%	(209,974)	(30,443)	(132,309)	(110,413)
Effect of different tax rates in different jurisdictions	(20,584)	(2,983)	2,798	10,715
Non-deductible expenses	21,543	3,123	(10,502)	74,225
Non-taxable income	(55,705)	(8,076)	9,183	(78,447)
Statutory income (expense)	25,419	3,685	3,994	(2,544)
Interest and penalty	(7,254)	(1,052)	(12,918)	(465)
Deferred tax expense	7,056	1,023	(13,953)	(2,314)
Changes of valuation allowance	168,102	24,372	142,806	71,545
Withholding tax	491	71	4,336	74
Income tax expense	¥ (70,906)	$ (10,280)	¥ (6,565)	¥ (37,624)